Schedule of Assumptions to Estimate the Stock-based Compensation Expense (Details) - Titan Pharmaceuticals Inc [Member] - USD ($)		2 Months Ended	12 Months Ended
		Sep. 30, 2022 [1]	Dec. 31, 2024		Dec. 31, 2023
Weighted-average risk-free interest rate					4.10%
Expected dividend payments
Expected holding period (years)		12 months	0 years	[2]	5 years 3 months 10 days	[2]
Weighted-average volatility factor	[3]				1.10%
Estimated forfeiture rates for options granted	[4]				7.00%

[1]	Other tax payable mainly include the sales and service tax (“SST”) payable.
[2]	Expected holding period is based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and the expectations of future employee behavior.
[3]	Weighted average volatility is based on the historical volatility of our common stock.
[4]	Estimated forfeiture rates are based on historical data.